Legal proceedings	6 Months Ended
Dec. 31, 2024
Legal proceedings provision [abstract]
Legal proceedings	Legal proceedingsIn August 2024, the Company announced that the consolidated shareholder class action, filed in the Federal Court of Australia in 2022, had been settled subject to Federal Court approval which was subsequently obtained on December 13, 2024. The settlement (inclusive of interest and costs) was fully funded by the insurer and includes no admission of liability. As a result, in December 2024, the Group reversed the provision for litigation settlement in the consolidated balance sheet (inclusive of interest and costs), refer to Note 6(b). Given the settlement has been funded entirely by Mesoblast's insurers, the Group also reversed the insurance asset within trade and other receivables in the consolidated balance sheet on settlement in December 2024, refer to Note 5(b).